Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) for the applicable fiscal year and as “compensation actually paid” (or “CAP”) for our principal executive officer (“CEO”) and as an average of all of our other named executive officers (“Non-CEO NEOs”) for the applicable fiscal year. Both Summary Compensation Table Total Pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay. Equity information presented does not reflect the Reverse Stock Split.

The following table sets forth information concerning the compensation of our CEO and other named executive officers for each of the fiscal years ended December 31, 2022, 2023 and 2024, and our total shareholder return and net income (loss) for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:	Net Income (Loss) ($)(4)
					Total Shareholder Return ($)(3)
2024	10,754,366	4,356,833	653,945	563,751	3.19	(310,378,000)
2023	1,370,000	1,370,000	1,602,143	1,256,393	20.03	(186,426,000)
2022	7,100,000	7,100,000	2,832,059	2,471,124	26.14	(1,561,557,000)

(1)
Amounts reflect Summary Compensation Table “Total” compensation disclosed above for our CEO and, with respect to our other named executive officers, the average of the “Total” compensation disclosed for the applicable named executive officers for each corresponding year.

(2)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Aric Coffman and Sherif Abdou	Amir Bacchus, Leif Pedersen and Atul Kavthekar
2023	Sherif Abdou	Amir Bacchus and Atul Kavthekar
2022	Sherif Abdou	Amir Bacchus and Atul Kavthekar

Compensation actually paid to our CEO and other named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$(663,174)	$(330,000)	$(893,750)	$(8,935,893)	$(180,169)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	302,239	—	528,750	2,538,360	89,975
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	330,000	110,000	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	(56,250)	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	(34,500)	—	—
TOTAL ADJUSTMENTS	$—	$(360,935)	$—	$(345,750)	$(6,397,533)	$(90,194)

(3)
The amounts reflect the cumulative total shareholder return (“TSR”) of our Common Stock at the end of each fiscal year. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on December 31, 2021. TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance.

(4)	The dollar amounts reported represent the net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(2)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Aric Coffman and Sherif Abdou	Amir Bacchus, Leif Pedersen and Atul Kavthekar
2023	Sherif Abdou	Amir Bacchus and Atul Kavthekar
2022	Sherif Abdou	Amir Bacchus and Atul Kavthekar

PEO Total Compensation Amount			$ 10,754,366	$ 1,370,000	$ 7,100,000
PEO Actually Paid Compensation Amount			$ 4,356,833	1,370,000	7,100,000
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our CEO and other named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$(663,174)	$(330,000)	$(893,750)	$(8,935,893)	$(180,169)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	302,239	—	528,750	2,538,360	89,975
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	330,000	110,000	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	(56,250)	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	(34,500)	—	—
TOTAL ADJUSTMENTS	$—	$(360,935)	$—	$(345,750)	$(6,397,533)	$(90,194)

Non-PEO NEO Average Total Compensation Amount			$ 653,945	1,602,143	2,832,059
Non-PEO NEO Average Compensation Actually Paid Amount			$ 563,751	1,256,393	2,471,124
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our CEO and other named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$—	$(663,174)	$(330,000)	$(893,750)	$(8,935,893)	$(180,169)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	302,239	—	528,750	2,538,360	89,975
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	330,000	110,000	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	(56,250)	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	(34,500)	—	—
TOTAL ADJUSTMENTS	$—	$(360,935)	$—	$(345,750)	$(6,397,533)	$(90,194)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 3.19	20.03	26.14
Net Income (Loss)			(310,378,000)	$ (186,426,000)	$ (1,561,557,000)
PEO Name	Sherif Abdou	Aric Coffman		Sherif Abdou	Sherif Abdou
PEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount			(6,397,533)	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			(8,935,893)	(330,000)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount			2,538,360	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	330,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount			(90,194)	(345,750)	(360,935)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			(180,169)	(893,750)	(663,174)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount			89,975	528,750	302,239
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	110,000	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	(56,250)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount			$ 0	$ (34,500)	$ 0